SCHEDULE OF OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Director fees including bonus (excluding Chairman’s bonus)	$ 1,213,006	$ 1,145,581	$ 1,100,192
Chairman’s bonus		347,500	934,007
Auditor’s Remuneration (refer to Note 19)	165,314	182,853	158,195
Legal and Professional fees	1,637,209	1,005,883	1,377,774
FX Gains and losses	(700,750)	(96,978)	55,183
Depreciation	$ 1,820	$ 2,563	$ 3,866